SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Statutory tax rate (as a percent)		21.00%
Apollo Strategic Growth Capital
Summary of Significant Accounting Policies
Federal depository insurance coverage	$ 250,000			$ 250,000
Public offering costs	800,877		$ 800,877
Underwriter discounts charged to APIC	44,924,550		44,924,550
Transaction costs allocable to warrant liability	2,344,508		0	2,344,508	$ 0
Unrecognized tax benefits	$ 0		$ 0	$ 0	$ 0
Statutory tax rate (as a percent)	0.00%		0.00%